Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets

As of December 31, 2024 and 2023, Intangible Assets, net consist of:

	December 31, 2024	December 31, 2023
Patents	$127,603	$185,595
Website Development Costs	104,622	79,248
Intangible Assets, at cost	232,225	264,843
Accumulated Amortization	(75,141)	(37,585)
Intangible Assets, net	$157,084	$227,258

Schedule of Estimated Future Amortization Expense for Our Patents and Website Development Costs

The following table summarizes the estimated future amortization expense for our patents and website development costs as of December 31, 2024:

Period	Patents	Website Development Costs
2025	$6,810	$31,761
2026	6,810	12,432
2027	6,810	3,094
2028	6,810	-
2029	6,810	-
Thereafter	35,953	-
Total	$70,003	$47,287